UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707

13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard E. Carlson
Title:    President
Phone:    (302) 234-5750

Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE               February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-0030                         John W. Bristol & Co., Inc.
     28-2418                         Voyageur Asset Management (MA) Inc.
     28-2588                         Klingenstein Fields & Co. LLC
     28-3877                         Fiduciary Trust Co. Intl.
     28-5814                         Baldwin Brothers
     28-2635                         Gardner, Russo & Gardner
     ---------------------------     -----------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: $48,531
                                       (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                               FORM 13F INFORMATION TABLE
                                                BRANDYWINE TRUST COMPANY
                                                 AS OF DECEMBER 31, 2005
                                                           Value     Shrs or SH/ PUT/   Investment    Other
      Name of Issuer         Title of Class   CUSIP       (x$1000)   Prn Amt Prn CALL   Discretion   Managers   Sole
      --------------         --------------   -----       --------   ------- --- ----   ----------   --------   ----
ABBOTT LABS                       COM         002824100      2,033    51,570 SH           SOLE         NONE      51,570
AMGEN INC                         COM         031162100        791    10,034 SH           SOLE         NONE      10,034
BERKSHIRE HATHAWAY INC DEL        CL B        084670207        361       123 SH           SOLE         NONE         123
BP PLC                       SPONSORED ADR    055622104        562     8,756 SH           SOLE         NONE       8,756
CAMPBELL SOUP CO                  COM         134429109      8,775   294,759 SH           SOLE         NONE     294,759
CHEVRON CORP NEW                  COM         166764100        695    12,243 SH           SOLE         NONE      12,243
CISCO SYS INC                     COM         17275R102        252    14,701 SH           SOLE         NONE      14,701
COCA COLA CO                      COM         191216100        506    12,564 SH           SOLE         NONE      12,564
COMCAST CORP NEW                  CL A        20030N101      1,552    59,868 SH           SOLE         NONE      59,868
CONOCOPHILLIPS                    COM         20825C104        323     5,557 SH           SOLE         NONE       5,557
EPIX PHARMACEUTICALS INC          COM         26881Q101        178    44,000 SH           SOLE         NONE      44,000
EXXON MOBIL CORP                  COM         30231G102     11,491   204,583 SH           SOLE         NONE     204,583
GENERAL ELECTRIC CO               COM         369604103      5,451   155,513 SH           SOLE         NONE     155,513
IMCLONE SYS INC                   COM         45245W109        342    10,000 SH           SOLE         NONE      10,000
JP MORGAN CHASE & CO              COM         46625H100      2,073    52,235 SH           SOLE         NONE      52,235
JOHNSON & JOHNSON                 COM         478160104        212     3,533 SH           SOLE         NONE       3,533
MAXIM INTEGRATED PRODS INC        COM         57772K101        773    21,328 SH           SOLE         NONE      21,328
MERCK & CO INC                    COM         589331107      1,186    37,297 SH           SOLE         NONE      37,297
NORTELL NETWORKS CORP NEW         COM         656568102         61    19,979 SH           SOLE         NONE      19,979
ORACLE CORP                       COM         68389X105      1,013    82,991 SH           SOLE         NONE      82,991
SUN MICROSYSTEMS INC              COM         866810104        137    32,770 SH           SOLE         NONE      32,770
WELLS FARGO & CO NEW              COM         949746101      9,761   155,361 SH           SOLE         NONE     155,361

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